CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
CONTRACT COSTS, NET
Beginning balance				¥ 139,762
Charge to (reversal of) expense	¥ (2,676,267)	$ (420,703)		4,647,802
Charge to cost of sales	38,856	6,108		0
Less: write-off	0	0	¥ (238,654)
Ending balance	¥ 1,911,499	$ 300,483		¥ 4,548,910	$ 715,078